GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
T
ABLE OF CONTENTS
Chicago, IL 60603
Name:
Edward Przybycien
Title:
Account Administrator
Address:
190 S La Salle St
Phone:
312.327.7535
Email:
edward.przybycien@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
Starwood Mortgage Funding I LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
LNR Partners, LLC
Operating Advisor:
BellOak, LLC
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Nov 13, 2024
Oct 1
1, 2024
Dec 12, 2024
Oct 31, 2024
Nov 06, 2024
First Payment Date:
Closing Date:
Cut-off Date:
Final Distribution Date:
Aug 12, 2013
Jul 31, 2013
Jul 1, 2013
Jul 12, 2046
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Statement to Certificateholders
Page
1
REO Status Report Page
12
REO Additional Detail Page
13
Historical Loan Modification Report Page
14
Bond/Collateral Realized Loss Reconciliation
Page
15
Historical Delinquency & Liquidation (Stated)
Page
16
Historical Liquidation Loss Loan Detail
Page
17
Interest Adjustment Reconciliation
Page
18
Appraisal Reduction Report Page
19
Loan Level Detail Page
20
Material Breaches and Document Defects
Page
22
Mortgage Loan Characteristics
Page
23
Delinquency Summary Report Page
27
Defeased Loan Detail
Page
28
Supplemental Information Page
29

Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Outstanding
A-1
1.20600%
A-2
2.81200%
Balance
66,860,000.00
72,740,000.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
A-3
3.97962%
149,690,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
3.87100%
135,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-5
3.96662%
420,255,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
3.71900%
89,211,000.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.00000%
1,032,134,000.00
36,052,673.65
0.00
0.00
0.00
0.00
35,185,290.51
X-B
0.51062%
30,014,000.00
30,014,000.00
0.00
12,771.42
12,771.42
0.00
30,014,000.00
X-C
0.51062%
56,692,540.00
56,692,540.00
0.00
24,123.54
24,123.54
0.00
56,692,540.00
A-S*
3.99962%
98,378,000.00
36,052,673.65
867,383.14
120,164.11
987,547.25
0.00
35,185,290.51
100.00%
B*
3.99962%
88,374,000.00
88,374,000.00
0.00
294,551.89
294,551.89
0.00
88,374,000.00
100.00%
100.00%
C*
3.99962%
D
3.99962%
E
3.48900%
50,023,000.00
76,701,000.00
30,014,000.00
50,023,000.00
76,701,000.00
30,014,000.00
0.00
0.00
0.00
166,727.42
255,645.61
87,265.71
166,727.42
255,645.61
87,265.71
0.00
0.00
0.00
50,023,000.00
76,701,000.00
30,014,000.00
F
3.48900%
13,339,000.00
13,339,000.00
0.00
38,783.14
38,783.14
0.00
13,339,000.00
G
3.48900%
R
0.00000%
43,353,540.00
0.00
43,353,540.00
0.00
0.00
0.00
101,157.73
0.00
101,157.73
0.00
0.00
0.00
43,353,540.00
0.00
PEZ*
3.99962%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
Totals:
1,333,938,540.00
337,857,213.65
867,383.14
1,101,190.58
1,968,573.72
0.00
336,989,830.51
*The Exchange/Exchangeable Certificates
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
PAYMENT DETAIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024

Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
PEZ*
3.99962%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
To
t
a
ls:
0
0
0
0
0
0.00
*The Exchange/Exchangeable Certificates
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
EXCHANGEABLE CERTIFICATE DETAIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024

Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
A-1
36198EAA3
A-2
36198EAB1
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-3
36198EAC9
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
36198EAD7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-5
36198EAE5
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-AB
36198EAF2
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
X-A
36198EAG0
0.03493023
0.00000000
0.00000000
0.00000000
0.00000000
0.03408985
X-B
36198EAH8
1.00000000
0.00000000
0.42551543
0.42551543
0.00000000
1.00000000
X-C
36198EAL9
1.00000000
0.00000000
0.42551524
0.42551524
0.00000000
1.00000000
A-S*
36198EAP0
0.36647089
8.81684055
1.22145309
10.03829365
0.00000000
0.35765405
B*
36198EAS4
1.00000000
0.00000000
3.33301529
3.33301529
0.00000000
1.00000000
C*
36198EAY1
D
36198EBB0
E
U0403RAH3
1.00000000
1.00000000
1.00000000
0.00000000
0.00000000
0.00000000
3.33301529
3.33301535
2.90750017
3.33301529
3.33301535
2.90750017
0.00000000
0.00000000
0.00000000
1.00000000
1.00000000
1.00000000
F
U0403RAJ9
1.00000000
0.00000000
2.90749981
2.90749981
0.00000000
1.00000000
G
U0403RAK6
R
36198EBP9
1.00000000
0.00000000
0.00000000
0.00000000
2.33332114
0.00000000
2.33332114
0.00000000
0.00000000
0.00000000
1.00000000
0.00000000
PEZ*
36198EAV7
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
*The Exchange/Exchangeable Certificates
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
FACTOR DETAIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024

Beginning
Scheduled
Unscheduled
Realized
Ending
Cumulative
Class
Balance
A-1 0.00
A-2
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
Loss
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
A-5
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
A-S*
36,052,673.65
184,326.69
683,056.45
0.00
35,185,290.51
0.00
B*
88,374,000.00
0.00
0.00
0.00
88,374,000.00
0.00
C*
50,023,000.00
0.00
0.00
0.00
50,023,000.00
0.00
D
76,701,000.00
0.00
0.00
0.00
76,701,000.00
0.00
E
30,014,000.00
0.00
0.00
0.00
30,014,000.00
0.00
F
13,339,000.00
G
43,353,540.00
0.00
0.00
0.00
0.00
0.00
0.00
13,339,000.00
43,353,540.00
0.00
0.00
PEZ*
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
337,857,213.65
184,326.69
683,056.45
0.00
336,989,830.51
0.00
*The Exchange/Exchangeable Certificates
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
PRINCIPAL DETAIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024

Accrued
Net Prepay
Current
Yield Maintenance
Total Interest
Cumulative
Certificate
Interest
Interest
Interest
Charges / Prepay
Distribution
Interest
Class
Interest
A-1
0.00
A-2
0.00
Shortfall
0.00
0.00
Adjustment
0.00
0.00
Shortfall
0.00
0.00
Premiums
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-5
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-AB
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-A
0.00
0.00
0.00
0.00
0.00
0.00
0.00
X-B
12,771.42
0.00
0.00
0.00
0.00
12,771.42
0.00
X-C
24,123.54
0.00
0.00
0.00
0.00
24,123.54
0.00
A-S*
120,164.11
0.00
0.00
0.00
0.00
120,164.11
0.00
B*
294,551.89
0.00
0.00
0.00
0.00
294,551.89
0.00
C*
166,727.42
D 255,645.61
E
87,265.71
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
166,727.42
255,645.61
87,265.71
0.00
0.00
0.00
F
38,783.14
0.00
0.00
0.00
0.00
38,783.14
0.00
G 126,050.42
R
0.00
0.00
0.00
0.00
0.00
24,892.69
0.00
0.00
0.00
101,157.73
0.00
922,125.10
0.00
PEZ*
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,126,083.26
0.00
0.00
24,892.69
0.00
1,101,190.57
922,125.10
*The Exchange/Exchangeable Certificates
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
INTEREST DETAIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024

Interest
Fees
Scheduled Interest
1,147,673.58
Master Servicing Fee
20,778.62
Interest Adjustments
0.00
Special Servicing Fee
3,500.00
Deferred Interest
0.00
Trustee/Certificate Administrator Fee
320.02
Net Prepayment Shortfall
0.00
CREFC Intellectual Property Royalty
Net Prepayment Interest Excess
0.00
License Fee
145.47
Interest Reserve (Deposit)/Withdrawal
0.00
Operating Advisor Fee
346.21
Interest Collections
1,147,673.58
Other/Miscellaneous Fee
0.00
Fee Distributions
25,090.32
Principal
Other Expenses of the Trust
Scheduled Principal
Unscheduled Principal
Principal Adjustments
184,326.69
683,056.45
0.00
Reimbursed for Interest on Advances
0.00
Principal Collections
867,383.14
Net ASER Amount
21,392.68
Non-Recoverable Advances
Other Expenses or Shortfalls
Other Expenses of the Trust
0.00
0.00
21,392.68
Other
Yield Maintenance / Prepayment Premium
0.00
Payments to Certificateholders
Excess Liquidation Proceeds
0.00
Interest Distribution
1,101,190.58
Other Collections
0.00
Principal Distribution
867,383.14
Yield Maintenance / Prepayment Premium
0.00
Available Distribution Amount
1,968,573.72
Total Collections
2,015,056.72
Total Distributions
2,015,056.72
Funds Collection
Funds Distribution
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
RECONCILIATION OF FUNDS
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024

Current
Outstanding
Advance
Advance
Mortgage
Outstanding
Principal
0.00
611,461.18
Loan
P&I Advances
Interest
0.00
2,979,702.23
0
0.00
Total
0.00
3,591,163.41
0
0.00
0
0.00
Total
0
0.00
Aggregate Realized Losses in Related Collection Period
0.00
Agg Addt’l Trust Expenses in Related Collection Period
3,500.00
Mortgage Loan Stated Principal Balance
Beginning
Ending
% of Cut-Off Date
Principal Balance
Disclosable Special Servicer Fees
Principal Distribution Amount:
867,383.14
Special Servicer/Affiliates
Commission
0.00
Brokerage Fee
0.00
Controlling Class
Rebate
0.00
G
Other
0.00
Controlling Class Representative
Total
0.00
Raith Capital Management, LLC
Aggregate P&I Advances
P&I Advances With Respect To Each Mortgage Loan
337,857,214.44
336,989,831.30
25.26%
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
MISCELLANEOUS DETAIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024

Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
Goldman Sachs Mortgage Company
Citigroup Global Markets Realty Corp.
Starwood Mortgage Funding I LLC
8/13/2024
2/9/2024
1/31/2024
1541502
1541001
1682511
Repurchase/Replacement
Status
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
ADDITIONAL LOAN DETAIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024

Count
Balance
Count
Balance
Totals:
Totals:
Specially Serviced Loans That Are Not Delinquent
Current But Not Specially Serviced Loans
(Foreclosure Proceedings Commenced)
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
ADDITIONAL LOAN DETAIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024

Stated Principal
Amount of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
Mortgage Loans As To Which Related Mortgagor
Mortgage Loan Repurchased, Substituted For Or Otherwise
Is Subject Or Is Expected To Be Subject To Bankruptcy Proceeding
Liquidated Or Disposed During Related Collection Period
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
ADDITIONAL LOAN DETAIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024

Beg Bal
Deposit
Withdrawal
End Bal
$0.00
$0.00
$0.00
$0.00
Balance of Excess Liquidation Proceeds Reserve Account
S
TA
TEMENT TO CERTIFIC
A
TEHOLDERS
REO ADDITIONAL DETAIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024

REO S
TA
TUS REPORT
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
300630020
NY
New
Y
ork
Mixed Use
16,000,000.00
16,000,000.00
01/25/2023
20,793,716.68
16,400,000.00
05/07/2024
06/30/2025
0.00
Count:
1
Totals:
16,000,000.00
16,000,000.00
20,793,716.68
16,400,000.00
0.00
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

ADDITIONAL RECONCILI
A
TION DE
T
AIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

HISTORICAL LOAN MODIFIC
A
TION REPORT
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Modified
Payment
Old P&I
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
300630002
6/6/2020
0.00
0.00
2.7200
0.0000
0.00
0.00
6/6/2025
9
300630003
4/26/2024
0.00
0.00
3.2500
0.0000
0.00
0.00
5/6/2027
9
300630004
12/6/2023
0.00
0.00
5.5436
0.0000
0.00
0.00
7/6/2025
1
300630006
6/15/2022
0.00
0.00
4.4918
0.0000
0.00
0.00
6/6/2025
9
*Modification Code:
1 = Maturity Date Extension; 2 = Amortization Change; 3 =
Principal Write-Off; 4 =Not Used; 5 =
T
emporary Rate Reduction; 6
= Capitalization on Interest;
7 =
Capitalization on
T
axes;
8 = Other; 9 = RCombination;
10 = Forbearance.

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
Loan ID
Beginning
Balance of the
Loan at
Liquidation
Period
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
300630010
0.00
0.00
0.00
0.00
0.00
Apr 2024
0.00
0.00
0.00
3,300.00
695100154
7,254,774.68
0.00
0.00
0.00
0.00
0.00
Sep 2023
0.00
0.00
0.00
0.00
2
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
0.00
0.00
0.00
0.00
0.00
0.00
0.00
3,300.00
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Nov 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
4.7%
0
0.00
0.0%
Oct 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
4.7%
0
0.00
0.0%
Sep 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
4.7%
0
0.00
0.0%
Aug 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
4.7%
0
0.00
0.0%
Jul 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
4.7%
0
0.00
0.0%
Jun 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
4.7%
0
0.00
0.0%
May 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
4.6%
0
0.00
0.0%
Apr 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
4.5%
0
0.00
0.0%
Mar 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
4.5%
0
0.00
0.0%
Feb 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
4.5%
0
0.00
0.0%
Jan 2024
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
4.5%
0
0.00
0.0%
Dec 2023
2
163,612,459.47
45.8%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
4.5%
0
0.00
0.0%
Nov 2023
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
4.5%
0
0.00
0.0%
Oct 2023
0
0.00
0.0%
1
81,341,047.63
22.6%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
4.4%
0
0.00
0.0%
Sep 2023
1
81,587,927.12
22.6%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
16,000,000.00
4.4%
1
7,254,774.68
2.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
Current Beginning
Scheduled Balance
Most Recent Value **
Net Proceeds Received
on Liquidation
Liquidation Expense
Net Proceeds Available
for Distribution
Realized Loss to Trust
Loan ID
Liquidation /
Prepayment
Code *
Liquidation
Month
7,254,774.68
12,100,000.00
7,718,933.65
204,233.88
7,514,699.77
0.00
695100154
3
Sep 2023
Count:
1
Totals:
7,254,774.68
12,100,000.00
7,718,933.65
204,233.88
7,514,699.77
0.00
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

INTEREST ADJUSTMENT RECONCILI
A
TION
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
3,500.00
0.00
0.00
21,392.68
0.00
16,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
300630020
16,000,000.00
Count:
Totals:
1
3,500.00
0.00
0.00
21,392.68
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Total Interest Shortfall hitting the Trust:
24,892.68
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

APPRAISAL REDUCTION REPORT
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
300630002
1
1/06/2024
0.00
83,000,000.00
08/23/2021
0.00
63,079.78
300630020
09/06/2021
6,059,294.70
08/08/2023
16,400,000.00
05/07/2024
21,392.68
504,517.79
Count:
2
Totals:
6,059,294.70
99,400,000.00
21,392.68
567,597.57

LOAN LEVEL DE
T
AIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
300630001
Office
NY
06/06/23
06/30/23
300630002
Retail
06/16/20
KY
06/06/25
N
99,233,252.63
2.720
234,026.20
683,056.45
1
1/06/24
1
1/06/24
0.00
0
234,026.20
0.00
1.61
12/31/23
12/31/23
300630003
300630004
300630006
Retail
10/06/20
MN
Office
05/03/23
VA
Other
01/12/21
NY
05/06/27
N
07/06/25
N
06/06/25
N
198,751.71
0.00
570,524.40
0.00
270,831.29
0.00
1
1/06/24
1
1/06/24
1
1/06/24
0.00
0
198,751.71
0.00
0
386,197.71
0.00
0
270,831.29
71,017,979.04 3.250
80,718,283.87 5.544
70,020,315.76
4.492
0.00
0.00
0.00
1.35
0.00
0.77
12/31/23
300630007
300630008
300630009
300630010
300630014
300630015
300630017
300630018
300630019
Office
Multifamily
Office
Retail
Industrial
Office
Multifamily
Multifamily
Retail
TX
04/06/18
OH
05/06/23
AZ
05/06/23
LA
06/06/23
P
A
07/06/23
VT
06/06/23
IL
04/06/23
ID 07/06/23
XX
05/06/23
10/06/17
05/05/23
02/06/23
03/06/23
08/25/21
08/04/23
04/06/23
04/06/23
02/06/23
300630020
Mixed Use
05/18/20
NY
06/06/20
N
16,000,000.00
4.200
57,866.67
0.00
09/06/21
0.00
5
57,866.67
0.00
0.77
12/31/23
Mixed Use
Retail
300630021
300630023
300630025
300630026
300630027
300630030
300630034
300630037
300630038
300630039
300630040
300630043
300630044
300630045
300630046
300630047
300630048
300630049
300630050
300630051
300630052
300630053
300630054
300630055
300630056
300630057
Mixed Use
Multifamily
Multifamily
Other
Self Storage
Mixed Use
Multifamily
Multifamily
Mixed Use
Multifamily
Mobile Home
Multifamily
Retail
Self Storage
Self Storage
Retail
Mixed Use
Retail
Retail
Retail
Multifamily
Multifamily
Multifamily
NY
07/06/23
CA
07/06/23
MI 06/06/23
MI 07/06/18
MI 06/06/23
TX
06/06/23
NC
06/06/23
TN
05/06/23
CA
07/06/23
NC
06/06/23
P
A
07/06/23
NY
05/06/23
P
A
07/06/23
OH
06/06/23
TX
06/06/23
IL
06/06/23
GA
05/06/23
NC
07/06/23
TX
06/06/23
MI 06/06/23
NC
06/06/23
FL
06/06/23
WI
04/06/23
P
A
07/06/23
MI 06/06/23
NC
07/06/23
04/06/23
06/06/23
06/06/23
04/06/18
07/06/23
05/04/23
06/06/23
02/06/23
04/06/23
03/06/23
04/06/23
02/06/23
04/06/23
06/06/23
03/30/23
06/02/23
05/05/23
05/04/23
07/13/23
03/06/23
03/06/23
06/06/23
02/06/23
04/06/23
07/06/23
04/06/23

LOAN LEVEL DE
T
AIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
300630059
300630060
300630062
300630065
300630066
300630067
304100977
304100986
340100966
340100967
340100969
340100970
340100971
340100972
4170001
14
4170001
17
695100143
695100152
695100153
695100154
695100155
695100157
695100158
695100159
695100160
695100161
Multifamily
Retail
Multifamily
Self Storage
Self Storage
Self Storage
Office
Self Storage
Multifamily
Self Storage
Self Storage
Retail
Self Storage
Self Storage
Retail
Multifamily
Other
Retail
Retail
Multifamily
Mobile Home
Mobile Home
Multifamily
Multifamily
Multifamily
Office
P
A
07/06/23
MD 04/06/23
TX
06/06/23
FL
05/06/23
FL
05/06/23
FL
05/06/23
NY
06/06/23
OK
07/06/23
TX
04/06/23
AZ
06/06/23
TX
06/06/23
FL
06/06/23
LA
06/06/23
LA
06/06/23
TN
07/06/23
NV
07/06/23
OR
06/06/23
TX
06/06/23
NC
06/06/23
LA
07/06/23
IL
07/06/23
AZ
07/06/23
KY
07/06/23
IL
07/06/23
TX
07/06/23
TX
07/06/23
04/06/23
04/06/23
06/06/23
05/05/23
05/05/23
05/05/23
03/06/23
05/05/23
02/06/23
07/15/16
04/06/23
06/05/23
06/06/23
06/06/23
04/26/23
07/02/21
03/06/23
03/06/23
06/01/23
08/31/23
04/06/23
07/06/23
07/06/23
07/06/23
07/06/23
08/04/23
Count:
67
Totals:
336,989,831.30
1,332,000.27
683,056.45
0.00
1,147,673.58
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

95M
to
99.9M
70M
to
74.9M
80M
to
84.9M
15M
to
19.9M
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
15M
to
19.9M
1
70M
to
74.9M
2
80M
to
84.9M
1
95M
to
99.9M
1
0
5
10
15
Total
5
$336,989,831.30
100.00%
20
$141,038,294.80
41.85%
30
$80,718,283.87
23.95%
$99,233,252.63
29.45%
25
$16,000,000.00
4.75%
35
40
Count
Balance ($)
%
Remaining Principal Balance
45
2.500%
-
2.740%
3.250%
-
3.490%
4.000%
-
4.240%
4.250% - 4.490%
5.500% - 5.740%
0
4
Total Weighted Average Rate: 3.95%
8
12
Total
5
$336,989,831.30
100.00%
1
$80,718,283.87
23.95%
16
1
$16,000,000.00
4.75%
20
1
$70,020,315.76
20.78%
28
Count
Balance ($)
%
1
$99,233,252.63
29.45%
24
1
$71,017,979.04
21.07%
Gross Rate
32
2.500% -
2.740%
3.250% -
3.490%
4.000% -
4.240%
4.250% -
4.490%
5.500% -
5.740%

KENTUCKY
NEW YORK
VIRGINIA
MINNESOTA
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
Count
Balance ($)
%
KENTUCKY
NEW YORK
VIRGINIA
1
$99,233,252.63
29.45%
2
$86,020,315.76
25.53%
1
$80,718,283.87
23.95%
MINNESOTA
1
$71,017,979.04
21.07%
Total
5
$336,989,831.30
100.00%
Geographic Distribution by State
0
4
8
12
16
20
24
28
32
Count
Balance ($)
%
Mixed Use
Office
Other
Retail
Property
T
ype
Mixed Use
4.7
Office
24.0
Other
20.8
1
$16,000,000.00
4.75%
1
$80,718,283.87
23.95%
1
$70,020,315.76
20.78%
2
$170,251,231.67
50.52%
Retail
50.5
Mixed Use 4.7%
Office
24.0%
Other
20.8%
Retail
50.5%
Total
5
$336,989,831.30
100.00%
Total:
100.0%

MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
135 -
137
138 -
140
Months
10
Total Weighted Average Seasoning:
138
20
Total
5
$336,989,831.30
100.00%
30
3
$166,738,599.63
49.48%
40
2
$170,251,231.67
50.52%
Count
Balance ($)
%
50
Seasoning
60
0
135 -
137
138 -
140
Total Weighted Average Remaining Months:
1
20
40
0 -
2
5
$336,989,831.30
100.00%
Total
5
$336,989,831.30
100.00%
60
Months
Count
Balance ($)
%
80
Remaining
T
erm to Maturity
100
0
0 -
2

0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
0.500 - 0.990
1.000 - 1.490
1.500 - 1.990
0
Total Weighted Average DSCR:
1.35
10
Total
5
$336,989,831.30
100.00%
20
2
$150,738,599.63
44.73%
2
$170,251,231.67
50.52%
30
1
$16,000,000.00
4.75%
40
50
Count
Balance ($)
%
DSCR
60
Amortizing Balloon
45.03%
IO Maturity Balloon
4.75%
IO/Amortizing/Balloon
50.23%
Amortizing Balloon
45.03%
IO Maturity Balloon
4.75%
IO/Amortizing/Balloon 50.23%
Total:
100.00%
Count
Balance ($)
%
Amortizing Balloon
2
$151,736,262.91
45.03%
IO Maturity Balloon
IO/Amortizing/Balloon
Total
1
$16,000,000.00
4.75%
2
$169,253,568.39
50.23%
5
$336,989,831.30
100.00%
Amortization
T
ype

Delinquency Summary Report
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
Current
4
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
0
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
320,989,831.30
0.00
95.25% 0.00%
320,989,831.30
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
4
0
320,989,831.30
0.00
95.25%
0.00%
320,989,831.30
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
16,000,000.00
4.75%
16,000,000.00
1
16,000,000.00
4.75%
16,000,000.00
320,989,831.30
95.25%
320,989,831.30
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
16,000,000.00
4.75%
16,000,000.00
5
336,989,831.30
100.00%
336,989,831.30
Group 0
Current
TOTAL
121
+
days
4
Current
95.3%
30
-
59
days
0.0%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
4.7%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

DEFEASED LOAN DE
T
AIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
Current
Note Rate
Defeasance
Status *
Current Ending
Loan ID
Scheduled
Balance
Maturity Date
Count:
Totals:
*
Defeasance Status:
P = Portion of Loan Previously Defeased.
F = Full Defeasance.

SUPPLEMEN
T
AL INFORM
A
TION
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GC13
November 2024
Notice Date
Notes
May 01, 2018
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate
Administrator’s Website ;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.